Selling and Marketing Expenses - Schedule of Selling and Marketing Expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Selling and Marketing Expenses [Line Items]
Total	$ 355,146	$ 218,695	$ 232,514
Employee Compensation and Benefits [Member]
Selling and Marketing Expenses [Line Items]
Total	189,117	109,585	113,807
Travel and Transportations [Member]
Selling and Marketing Expenses [Line Items]
Total	45,770	40,189	28,288
Shipping and Handling [Member]
Selling and Marketing Expenses [Line Items]
Total	114,558	58,120	81,789
Entertainment [Member]
Selling and Marketing Expenses [Line Items]
Total	5,182	10,545	6,946
Office and Miscellaneous [Member]
Selling and Marketing Expenses [Line Items]
Total	$ 519	$ 256	$ 1,684